Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage CoreBuilder Shares - Series M), Series M, USD $)	0 Months Ended
May 01, 2013
(Wells Fargo Advantage CoreBuilder Shares - Series M) | Series M
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	none
Expense Example, No Redemption, 3 Years	none
Expense Example, No Redemption, 5 Years	none
Expense Example, No Redemption, 10 Years	none